Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

The amount of goodwill approximated $71.4 million and $63.0 million at December 31, 2013 and 2012, respectively.  The Company completed its annual assessment of the carrying value of goodwill during 2013 and concluded that its carrying value was not impaired.

The following table summarizes core deposit intangibles, which are subject to amortization (in thousands):

	2013	2012

Gross carrying amount	$8,387	$5,677
Accumulated amortization	(4,646)	(3,608)
	$3,741	$2,069

During 2013, 2012 and 2011, the Company recognized pre-tax amortization expense of $1.0 million, $0.5 million and $0.4 million, respectively, associated with its core deposit intangible assets.  The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows (in thousands):

2014	$944
2015	652
2016	440
2017	386
2018	341
Thereafter	978
$3,741